Income Taxes - Composition of Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Income Taxes [Abstract]
Current tax expenses	¥ 238,856	¥ 61,606		¥ 37,758
Deferred tax expenses (benefits)	(343,900)	(69,074)		(7,261)
Total	¥ (105,044)	¥ (7,468)	[1]	¥ 30,497

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.